Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Timothy Plan US Small Cap Core ETF | Timothy Plan US Small Cap Core ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	7.22%	11.57%	17.64%	(13.45%)	29.62%	9.99%
Timothy Plan US Large/Mid Cap Core ETF | Timothy Plan US Large/Mid Cap Core ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	7.09%	13.12%	15.30%	(12.48%)	25.82%	14.67%
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	8.19%	11.99%	9.03%	(1.88%)	28.10%	(1.17%)
Timothy Plan International ETF | Timothy Plan International ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	35.44%	2.77%	16.41%	(17.80%)	10.34%	7.66%